Consolidated Balance Sheets - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Real estate facilities:
Land	$ 109,924,077	$ 112,763,319	$ 109,097,324
Buildings	393,165,839	385,675,015	375,539,122
Site improvements	14,110,426	14,075,173	13,655,534
Real estate investment property, net	517,200,342	512,513,507	498,291,980
Accumulated depreciation	(46,905,500)	(41,047,473)	(27,645,170)
Real estate investment property, net of accumulated depreciation	470,294,842	471,466,034	470,646,810
Construction in process	9,680,332	20,888,613	9,144,864
Real estate facilities, net	479,975,174	492,354,647	479,791,674
Cash and cash equivalents	6,064,283	8,801,019	10,827,415
Restricted cash	1,172,518	1,117,142	6,738,149
Investments in unconsolidated real estate ventures (Note 4)	16,675,456	24,512,945	18,207,135
Other assets, net	9,934,639	7,655,431	13,564,907
Total assets	513,822,070	534,441,184	529,129,280
LIABILITIES, TEMPORARY EQUITY AND EQUITY (DEFICIT)
Debt, net	291,714,583	292,908,254	274,056,356
Accounts payable and accrued liabilities	9,790,466	9,610,514	13,433,815
Distributions payable	5,685,794	4,679,935	4,409,505
Due to affiliates	13,995,545	4,674,857	13,877,191
Total liabilities	321,186,388	311,873,560	305,776,867
Commitments and contingencies (Note 10)
Strategic Storage Trust VI, Inc.:
Preferred stock, value	0	0	0
Additional paid-in capital	222,033,936	222,010,592	207,773,199
Distributions	(55,285,593)	(47,498,935)	(32,142,866)
Accumulated deficit	(172,984,833)	(147,963,237)	(111,392,263)
Accumulated other comprehensive loss	(4,906,458)	(4,762,249)	(4,432,786)
Total Strategic Storage Trust VI, Inc. equity	(11,115,727)	21,813,084	59,830,423
Noncontrolling interests in our Operating Partnership	(1,144,179)	(611,660)	225,081
Noncontrolling Series C Subordinated Units in our Operating Partnership	5,076,565	5,076,565	4,417,414
Total noncontrolling interest	3,932,386	4,464,905	4,642,495
Total equity (deficit)	(7,183,341)	26,277,989	64,472,918
Total liabilities, temporary equity and equity (deficit)	513,822,070	534,441,184	529,129,280
Redeemable Common Stock [Member]
LIABILITIES, TEMPORARY EQUITY AND EQUITY (DEFICIT)
Temporary equity, carrying amount	16,231,026	13,063,224	10,279,772
Series B Convertible Preferred Stock [Member]
LIABILITIES, TEMPORARY EQUITY AND EQUITY (DEFICIT)
Temporary equity, carrying amount	148,599,723	148,599,723	148,599,723
Series D Preferred Units [Member]
LIABILITIES, TEMPORARY EQUITY AND EQUITY (DEFICIT)
Temporary equity, carrying amount	34,626,688	34,626,688	0
Series E Redeemable Preferred Stock [Member]
LIABILITIES, TEMPORARY EQUITY AND EQUITY (DEFICIT)
Temporary equity, carrying amount	361,586	0	0
Class P Common Stock [Member]
Strategic Storage Trust VI, Inc.:
Common stock, value	11,568	11,457	11,280
Class A Common Stock [Member]
Strategic Storage Trust VI, Inc.:
Common stock, value	3,301	3,253	3,384
Class T Common Stock [Member]
Strategic Storage Trust VI, Inc.:
Common stock, value	5,502	5,446	5,374
Class W Common Stock [Member]
Strategic Storage Trust VI, Inc.:
Common stock, value	729	720	705
Class Y Common Stock [Member]
Strategic Storage Trust VI, Inc.:
Common stock, value	5,539	5,460	4,050
Class Z Common Stock [Member]
Strategic Storage Trust VI, Inc.:
Common stock, value	$ 582	$ 577	$ 346